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                                                                   [LOGO]
                                                                   THE HARTFORD





January 30, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

Re:     Hartford Life and Annuity Insurance Company
        Separate Account Ten (Registrant)
        PHCM Plus Series II & IIR
        File No. 333-101947

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1. The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on December 31, 2003.

If you should have any additional questions, please feel free to contact me at (860) 843-5910.

Sincerely,

/s/ Sharon Loghmani

Sharon Loghmani
Legal Specialist